CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of convertible notes

	December 31,
	2020	2019
Convertible notes:
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes due 2023	$—	$5,456,592
2018 Octopus Investment Limited Notes due 2023	—	2,648,831
2019 Octopus, EF, and Other Notes due 2024	—	3,847,427
Debt discount and debt issuance costs, net	—	(4,672,400)
Total convertible notes	—	7,280,450
Accrued interest	—	1,032,671
Total convertible notes payable and accrued interest	$—	$8,313,121

Convertible Debt [Member]
Debt Instrument [Line Items]
Schedule of activity for the Company's convertible notes

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$7,280,450	$5,705,949
Issuance of 2019 Octopus, EF, and Other Notes	—	3,681,289
Debt discount – bifurcation of redemption feature	—	(2,608,351)
Amortization of debt discount	24,810	221,362
Extinguishment of debt discount	6,767,178	—
Loss on conversion of note	9,343,697	—
Conversion of notes to equity	(23,629,802)	—
Foreign currency translation	213,667	280,201
Balance, end of period	$—	$7,280,450

2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes
Debt Instrument [Line Items]
Schedule of activity for the Company's convertible notes

The activity for the 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$4,129,055	$3,852,404
Amortization of debt discount	11,231	121,234
Extinguishment of debt discount	2,790,477	—
Loss on conversion of note	3,784,445	—
Conversion of notes to equity	(10,787,233)	—
Foreign currency translation	72,025	155,417
Balance, end of period	$—	$4,129,055

2018 Octopus Notes
Debt Instrument [Line Items]
Schedule of activity for the Company's convertible notes

The activity for the 2018 Octopus Investment Limited Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$1,993,132	$1,853,545
Amortization of debt discount	6,010	64,573
Extinguishment of debt discount	1,380,295	—
Loss on conversion of note	1,821,767	—
Conversion of notes to equity	(5,236,524)	—
Foreign currency translation	35,320	75,014
Balance, end of period	$—	$1,993,132

2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Schedule of activity for the Company's convertible notes

The activity for the 2019 Octopus, EF, and Other Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$1,158,263	$—
Issuance of 2019 Octopus, EF, and Other Notes	—	3,681,289
Debt discount – bifurcation of redemption feature	—	(2,608,351)
Amortization of debt discount	7,569	35,555
Extinguishment of debt discount	2,596,406	—
Loss on conversion of note	3,737,485	—
Conversion of notes to equity	(7,606,045)	—
Foreign currency translation	106,322	49,770
Balance, end of period	$—	$1,158,263